Organization and Nature of Business (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Organization And Nature Of Business 1		100,000,000
Organization And Nature Of Business 2		$ 0.001
Organization And Nature Of Business 3		13.5
Organization And Nature Of Business 4		50.00%
Organization And Nature Of Business 1	13.5
Organization And Nature Of Business 2	50.00%